Income Tax - Schedule of Net Deferred Tax Asset (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax asset
Net operating loss carryforwards	$ 187,228	$ 27,143
Total deferred tax asset	187,228	27,143
Valuation allowance	(187,228)	(27,143)
Deferred tax asset, net of allowance